Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of deferred tax liabilities, net
	December 31,
	2021	2020
Deferred taxes assets	$46,364	$39,750
Deferred tax liabilities	(78,135)	(68,367)
	$(31,771)	$(28,617)

Schedule of composition
	December 31,
	2021	2020
Net operating losses carried forward	$8,775	$5,377
Intangibles, fixed asset and right-of-use assets	(82,313)	(78,885)
Lease liability	30,362	31,358
Differences in measurement basis (cash basis for tax purposes)	3,084	(683)
Other	8,321	14,216
	$(31,771)	$(28,617)

Schedule of pre-tax income
	Year ended December 31,
	2021	2020	2019
Domestic (Israel)	$137,213	$106,974	$88,942
Foreign	46,798	36,782	30,895
Total	$184,011	$143,756	$119,837

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2021	2020	2019
Current taxes	$52,956	$23,015	$40,181
Deferred taxes	(10,342)	8,254	(12,980)
Total	$42,614	$31,269	$27,201

Schedule of theoretical tax expense
	Year ended December 31,
	2021	2020	2019
Income before income taxes, as per the statement of operations	$184,011	$143,756	$119,837

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	42,323	33,064	27,563

Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	3,667	2,544	792
Effect of different tax rates	852	(774)	1,114
Release of trapped earnings (see note 21(a)(2)	3,531
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(7,338)	(5,426)	(2,557)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	(84)	1,877	1,087
Taxes in respect of prior years	891	280	(569)
Uncertain tax positions	401	285	1,889
Other	(1,629)	(581)	(2,118)
Taxes on income	$42,614	$31,269	$27,201

Schedule of total unrecognized tax benefits
Balance as of January 1, 2019	6,601

Decrease related to prior years’ tax positions	(243)
Increase related to current year tax positions	1,999

Balance as of December 31, 2019	8,357

Acquisition of subsidiaries	1,057
Decrease related to prior years’ tax positions	(1,733)
Increase related to current year tax positions	1,410

Balance as of December 31, 2020	9,091

Decrease related to prior years’ tax positions	(1,457)
Increase related to current year tax positions	2,906
Balance as of December 31, 2021	10,540